AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 19, 2013

Securities Act Registration No. 033-06836
Investment Company Act Reg. No. 811-04722

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	40	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	42	[	X	]

(Check appropriate box or boxes.)

PROVIDENT MUTUAL FUNDS, INC. (Exact Name of Registrant as Specified in Charter)

N16 W23217 Stone Ridge Drive, Suite 310
Waukesha, Wisconsin	53188
(Address of Principal Executive Offices)	(Zip Code)

(414) 226-4555 (Registrant’s Telephone Number, including Area Code)

J. Scott Harkness	Copy to:
Provident Trust Company	Ellen Drought
N16 W23217 Stone Ridge Drive, Suite 310	Godfrey & Kahn, S.C.
Waukesha, Wisconsin 53188	780 North Water Street
(Name and Address of Agent for Service)	Milwaukee, Wisconsin 53202

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box)

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 40 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 39 on Form N-1A filed January 31, 2013.  This PEA No. 40 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 39 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Waukesha, and State of Wisconsin on the 19th day of February, 2013.

PROVIDENT MUTUAL FUNDS, INC.
(Registrant)

By: /s/ J. Scott Harkness
J. Scott Harkness, President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ J. Scott Harkness	President	February 19, 2013
J. Scott Harkness

/s/ Michael A. Schelble	Treasurer	February 19, 2013
Michael A. Schelble

John F. Hensler*	Director	February 19, 2013
John F. Hensler

Douglas C. Malmquist*	Director	February 19, 2013
Douglas C. Malmquist

Robert H. Manegold*	Director	February 19, 2013
Robert H. Manegold

/s/ Thomas N. Tuttle, Jr.	Director	February 19, 2013
Thomas N. Tuttle, Jr.

* By:	/s/ James R. Daley James R. Daley As Attorney-in-Fact pursuant to Powers of Attorney previously filed and incorporated by reference.

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INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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